FORM N-SAR
SEMI-ANNUAL REPORT
FOR REGISTERED INVESTMENT COMPANIES

Report for six month period ending:	/ / (a)
or fiscal year ending:	12 / 31 / 02 (b)
Is this a transition report? (Y/N)	N
Is this an amendment to a previous filing?	N

Those items or sub-items with a box “[/]” after the item number should be completed only if the answer has changed from the previous filing on this form.

1	A. Registrant Name: AUSA Series Life Account
B. File Number: 811-8878
C. Telephone Number: 727-299-1800
2	A. Street: 570 Carillon Parkway
B. City: St. Petersburg C. State: FL D. Zip Code: 33716 Zip Ext: 1202
E. Foreign Country: Foreign Postal Code:
3	Is this the first filing on this form by Registrant? (Y/N) N
4	Is this the last filing on this form by Registrant? (Y/N) N
5	Is Registrant a small business investment company (SBIC)? (Y/N) N
If answer is "Y" (Yes), complete only items 89 through 110.]
6	Is Registrant a unit investment trust (UIT)? (Y/N) Y
[If answer is "Y" (Yes) complete only items 111 through 132.]
7	A. Is Registrant a series or multiple portfolio company? (Y/N) N
[If answer is "N" (No), go to item 8.]
B. How many separate series or portfolios did Registrant have at the period? ___

If filing more than one Page 50, "X" box: [ ]

For period ended     12/31/02

File number 811-  8878

123.	[/]	State the total value of the additional units considered in answering item 122 ($000's omitted)_________________________________________________ $___________

124.	[/]

State the total value of units of prior series that were placed in the portfolios of subsequent series during the current period (the value of these units is to be measured on the date they were placed in the subsequent series)
($000‘s omitted)_________________________________________________  $___________

125.	[/]

State the total dollar amount of sales loads collected (before reallowances to other brokers or dealers) by Registrant’s principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale of units of all series of Registrant
($000‘s omitted)_________________________________________________  $___________

126.

Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market operations in Registrant’s units (include the sales loads, if any, collected on units of a prior series placed in the portfolio of a subsequent series.) ($000‘s omitted)________  $_____

127.

List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

		Number of Series Investing	Total Assets ($000's omitted)	Total Income Distributions ($000's omitted)
A.	U.S. Treasury direct issue_______________________	_______	$	$
B.	U.S. Government agency________________________	_______	$	$
C.	State and municipal tax-free______________________	_______	$	$
D.	Public utility debt_____________________________	_______	$	$
E.	Brokers or dealers debt or debt of brokers' or dealers'		$
	parent______________________________________	_______		$
F.	All other corporate intermed. & long-term debt_______	_______	$
G.	All other corporate short-term debt________________	_______	$	$
H.	Equity securities of brokers or dealers or parents of
	brokers or dealers_____________________________	_______	$	$
I.	Investment company equity securities_____________	4	$13,126	$113
J.	All other equity securities_______________________	_______	$	$
K.	Other securities - accrued dividends and receivables	_______	$11	$
L.	Total assets of all series of registrant_______________	4	$13,137	$

If filing more than one Page 51, "X" box: [ ]

For period ended    12/31/02

File number 811- 8878

128.	[/]

Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant’s series at the end of the current period insured or guaranteed by an entity other than the issuer?
(Y/N)____________________________   __________

                        [If answer is “N” (No), go to item 131.]

129.	[/]	Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal or interest at the end of the current period? (Y/N)____________________________ __________

                        [If answer is “N” (No), go to item 131.]

130.	[/]	In computations of NAV or offering price per unit, is any part of the value attributed to instruments identified in item 129 derived from insurance or guarantees? (Y/N) - _______ Y/N
131.	Total expenses incurred by all series of Registrant during the current reporting period ($000‘s omitted) $108

132.	[/]	List the “811” (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:

811 - ________	811 - ________	811 - ________	811 - ________	811 - ________
811 - ________	811 - ________	811 - ________	811 - ________	811 - ________
811 - ________	811 - ________	811 - ________	811 - ________	811 - ________
811 - ________	811 - ________	811 - ________	811 - ________	811 - ________
811 - ________	811 - ________	811 - ________	811 - ________	811 - ________
811 - ________	811 - ________	811 - ________	811 - ________	811 - ________
811 - ________	811 - ________	811 - ________	811 - ________	811 - ________
811 - ________	811 - ________	811 - ________	811 - ________	811 - ________
811 - ________	811 - ________	811 - ________	811 - ________	811 - ________

This report is signed on behalf of the Depositor, State of Florida.
Date:   February 27, 2003

AUSA LIFE INSURANCE COMPANY, INC.
(Name of Registrant, Depositor, or Trustee)

By: /s/ Allan J. Hamilton Allan J. Hamilton, Vice President	Witness: /s/ Priscilla I. Hechler Priscilla I. Hechler, Assistant Vice President and Assistant Secretary